Leases, Lease Liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Lease Liabilities [Abstract]
Lease liability	$ 500	$ 600
Interest expense on lease liabilities	35	48
Maturity Analysis of Lease Payments on an Undiscounted Basis [Abstract]
Undiscounted lease payable	536	677
Lease expenses for short-term leases	30	29	$ 100
Less Than One Year [Member]
Maturity Analysis of Lease Payments on an Undiscounted Basis [Abstract]
Undiscounted lease payable	383	271
One to Two Years [Member]
Maturity Analysis of Lease Payments on an Undiscounted Basis [Abstract]
Undiscounted lease payable	153	271
Two to Three Years [Member]
Maturity Analysis of Lease Payments on an Undiscounted Basis [Abstract]
Undiscounted lease payable	$ 0	$ 135